FAIR VALUE ELECTIONS - Valuation Adjustments, Fair Value Option for Financial Assets and Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Option Quantitative Disclosures
Gain on change in estimated fair value of debt liabilities due to change in company's own credit risk	$ 367	$ 218
Balance of non-accrual loans or loans more than 90 days past due	0	0
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	0	0
Certain loans and other credit product
Fair Value Option Quantitative Disclosures
Changes in fair value due to instrument-specific credit risk gain (loss)	(221)	(155)
Certain loans and other credit product | Trading assets
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	980	234
Balance of non-accrual loans or loans more than 90 days past due	5	13
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	13	28
Certain loans and other credit product | Loans
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	280	125
Balance of non-accrual loans or loans more than 90 days past due	2	3
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	1	1
Certain debt host contracts across unallocated precious metals accounts
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	600	1,200
Certain Investments in Unallocated Precious Metals | Forward derivative contract | Purchased
Fair Value Option Quantitative Disclosures
Derivative notionals	10,600
Certain Investments in Unallocated Precious Metals | Forward derivative contract | Sold
Fair Value Option Quantitative Disclosures
Derivative notionals	9,200
Mortgage loans
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	20	67
Carrying amount | Certain loans and other credit product | Trading assets
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	9,314	10,290
Carrying amount | Certain loans and other credit product | Loans
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	5,005	5,901
Carrying amount | Certain mortgage loans (HFS)
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	745	1,447
Fair value | Certain loans and other credit product
Fair Value Option Quantitative Disclosures
Unfunded lending commitments	$ 2,113	$ 2,335